ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The accounts payable and accrued liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022
Trade payables	$5,037	$5,434
Payables in MLJV and MWJV	4,843	4,036
Other payables	942	829
	$10,822	$10,299